Accounts Receivable (Details) - CAD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables	$ 32,465	$ 42,030
Sales taxes receivable	3,137	1,625
Lease receivable	1,883	978
Consideration receivable from divestiture	2,361	2,167
Government grant receivable	6,088	6,617
Other receivables	1,061	2,844
Trade and receivables	$ 46,995	$ 56,261